American Century Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2026 ■ Statement of Additional Information dated March 1, 2026

The following replaces the entries for Growth Fund and Ultra Fund in the management fee table under Investment Advisor on pages 39-41 of the Statement of Additional Information:

Fund	Class	Percentage of Strategy Assets
Growth	Investor, A, C, and R	0.830% of the first $25 billion 0.800% over $25 billion
	I and R5	0.630% of the first $25 billion 0.600% over $25 billion
	Y, R6 and G	0.480% of the first $25 billion 0.450% over $25 billion
Ultra	Investor, A, C and R	0.920% of the first $15 billion 0.880% of the next $10 billion 0.800% over $25 billion
	I and R5	0.720% of the first $15 billion 0.680% of the next $10 billion 0.600% over $25 billion
	Y, R6 and G	0.570% of the first $15 billion 0.530% of the next $10 billion 0.450% over $25 billion

Joseph Reiland, CFA, Vice President and Senior Portfolio Manager, has announced his plans to retire. As a result, he no longer serves as a portfolio manager for the Balanced Fund, Growth Fund, and Large Cap Equity Fund effective July 31, 2026.

Justin Brown, CFA, Vice President and Portfolio Manager, no longer serves as portfolio manager for the Balanced Fund, Growth Fund, and Large Cap Equity Fund effective July 31, 2026.

Effective July 15, 2026, Radu Gabudean, Ph.D., Vidya Rajappa, CFA, Richard Weiss, and Scott Wilson, CFA were added to the Balanced Fund.

The following replaces the entry for Scott Marolf in the Accounts Managed table on pages 42-43 of the Statement of Additional Information:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Scott Marolf[1]	Number of Accounts	7	1	4
	Assets	$18.7 billion[2]	$582.0 million	$658.7 million
1 Information provided as of June 26, 2026.
2 Includes $14.6 billion in Growth Fund and $3.0 billion in Large Cap Equity Fund.

The following entries are added for DJ Cross, Radu Gabudean, Vidya Rajappa, Richard Weiss, and Scott Wilson in the Accounts Managed table on pages 42-43 of the Statement of Additional Information:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
DJ Cross[1]	Number of Accounts	7	1	4
	Assets	$18.7 billion[2]	$582.0 million	$658.7 million
Radu Gabudean[1]	Number of Accounts	31	40	14
	Assets	$18.1 billion[3]	$8.8 billion	$283.0 million
Vidya Rajappa[1]	Number of Accounts	31	40	14
	Assets	$18.1 billion[3]	$8.8 billion	$283.0 million
Richard Weiss[1]	Number of Accounts	31	40	14
	Assets	$18.1 billion[3]	$8.8 billion	$283.0 million
Scott Wilson[1]	Number of Accounts	30	40	14
	Assets	$17.9 billion[3]	$8.8 billion	$283.0 million
1 Information provided as of June 26, 2026.
2 Includes $14.6 billion in Growth Fund and $3.0 billion in Large Cap Equity Fund.
3 Includes $906.4 million in Balanced Fund.

The following replaces the entry for Scott Marolf in the Ownership of Securities table on page 46 of the Statement of Additional Information:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Growth
Scott Marolf[1]	F
Large Cap Equity
Scott Marolf[1]	E
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of June 26, 2026.

The following entries for DJ Cross, Radu Gabudean, Vidya Rajappa, Richard Weiss, and Scott Wilson are added in the Ownership of Securities table on page 46 of the Statement of Additional Information:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Balanced
Radu Gabudean[1]	A
Vidya Rajappa[1]	A
Richard Weiss[1]	A
Scott Wilson[1]	A
Growth
DJ Cross[1]	F
Large Cap Equity
DJ Cross[1]	B
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of June 26, 2026.

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